SECURITIES (Tables)	12 Months Ended
Jun. 30, 2014
Actual Maturities [Member]
Marketable Securities [Table Text Block]
The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at June 30, 2014 and 2013 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrecognized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

	2014
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$134	$2	$-	$136
FHLMC stock	8	103	-	111
	$142	$105	$-	$247

Held-to-maturity Securities
Agency mortgage-backed: residential	$3,792	$180	$1	$3,971
Agency bonds	5,226	3	5	5,224
	$9,018	$183	$6	$9,195

	2013
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$162	$4	$-	$166
FHLMC stock	8	31	-	39
	$170	$35	$-	$205

Held-to-maturity Securities
Agency mortgage-backed: residential	$5,341	$210	$49	$5,502
Agency bonds	6,891	-	39	6,852
	$12,232	$210	$88	$12,354

Contractual Maturities [Member]
Marketable Securities [Table Text Block]

The amortized cost and estimated fair value of securities as of June 30, 2014, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities without a single maturity, primarily mortgage-backed, are not shown.

(in thousands)	Amortized Cost	Fair Value

Held to maturity:
Within one year	$1,543	$1,545
One to five years	3,683	3,679
	$5,226	$5,224